RIGHT-OF-USE ASSETS AND OPERATING LIABILITIES	12 Months Ended
Dec. 31, 2023
Right-of-use Assets And Operating Liabilities
RIGHT-OF-USE ASSETS AND OPERATING LIABILITIES

5. RIGHT-OF-USE ASSETS AND OPERATING LIABILITIES

As of December 31, 2023, the Group subsisted of the following non-cancellable lease contracts.

Description of lease	Lease term
Office at Central, Hong Kong	3 years from November 16, 2021 to November 15, 2024

(a)	Amounts recognized in the consolidated balance sheet:

	As of December 31,
	2022	2023	2023
	HK$	HK$	US$
Right-of-use assets	3,553,677	1,658,382	212,316

Operating lease liabilities
Current	1,904,725	1,746,317	223,574
Non-current	1,746,317	—	—
	3,651,042	1,746,317	223,574

MAGIC EMPIRE GLOBAL LIMITED
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

5.	RIGHT-OF-USE ASSETS AND OPERATING LEASE LIABILITIES (cont.)

(b)	A summary of lease cost recognized in the Group’s consolidated statements of operations and supplemental cash flow information related to operating leases is as follows:

	For the years ended December 31,
	2021	2022	2023	2023
	HK$	HK$	HK$	US$
Amortization charge of right-of-use assets	2,350,116	1,895,294	1,895,294	242,647
ROU assets obtained in exchange for operating lease liabilities	5,527,942	—	—	—
Interest of lease liabilities	82,200	232,002	139,296	17,834
Cash paid for operating leases	2,535,360	2,044,020	2,044,020	261,688

(c)	The following table shows the remaining contractual maturities of the Group’s operating lease liabilities as of December 31, 2023:

	Twelve months ended December 31,
	HK$	US$

2024	1,788,518	228,977

Total future lease payments	1,788,518	228,977
Less: imputed interest	(42,201)	(5,403)
Present value of lease obligation	1,746,317	223,574

The weighted-average discount rate used to determine the operating lease liability as of December 31, 2023 and 2022 was 5%.